Goodwill and Other Intangible Assets Goodwill and Other Intangible Assets (Goodwill Rollforward) (Details) - USD ($) $ in Millions				3 Months Ended		12 Months Ended
	Oct. 12, 2016	Jun. 22, 2016	Dec. 16, 2015	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Roll Forward]
Goodwill						$ 1,123	$ 1,149
Impairment in goodwill				$ (320)	$ (642)
Goodwill					1,050	1,050	1,123	$ 1,149
Wholesale Segment [Member]
Goodwill [Roll Forward]
Goodwill						687	724
Goodwill					770	770	687	724
Retail Segment [Member]
Goodwill [Roll Forward]
Goodwill						436	425
Goodwill					$ 280	280	436	425
Aloha Petroleum Ltd [Member]
Goodwill [Roll Forward]
Goodwil adjustments related to acquisition								(49)
Aloha Petroleum Ltd [Member] | Wholesale Segment [Member]
Goodwill [Roll Forward]
Goodwil adjustments related to acquisition								(54)
Aloha Petroleum Ltd [Member] | Retail Segment [Member]
Goodwill [Roll Forward]
Goodwil adjustments related to acquisition								5
Alta East, Inc [Member]
Goodwill [Roll Forward]
Goodwill related to acquisition			$ 19					17
Goodwil adjustments related to acquisition						2
Alta East, Inc [Member] | Wholesale Segment [Member]
Goodwill [Roll Forward]
Goodwill related to acquisition								17
Goodwil adjustments related to acquisition						2
Alta East, Inc [Member] | Retail Segment [Member]
Goodwill [Roll Forward]
Goodwill related to acquisition								0
Goodwil adjustments related to acquisition						0
Kolkhorst Petroleum Inc [Member]
Goodwill [Roll Forward]
Goodwill related to acquisition		$ 19				3
Kolkhorst Petroleum Inc [Member] | Wholesale Segment [Member]
Goodwill [Roll Forward]
Goodwill related to acquisition						3
Kolkhorst Petroleum Inc [Member] | Retail Segment [Member]
Goodwill [Roll Forward]
Goodwill related to acquisition						0
Valentine Stores Inc [Member]
Goodwill [Roll Forward]
Goodwill related to acquisition		$ 42
Emerge Energy Services L P [Member]
Goodwill [Roll Forward]
Goodwill related to acquisition						78
Emerge Energy Services L P [Member] | Wholesale Segment [Member]
Goodwill [Roll Forward]
Goodwill related to acquisition						78
Emerge Energy Services L P [Member] | Retail Segment [Member]
Goodwill [Roll Forward]
Goodwill related to acquisition						$ 0
Denny Oil Company [Member]
Goodwill [Roll Forward]
Goodwill related to acquisition	$ 1
Other Acquisition [Member]
Goodwill [Roll Forward]
Goodwill related to acquisition							$ 13	6
Other Acquisition [Member] | Wholesale Segment [Member]
Goodwill [Roll Forward]
Goodwill related to acquisition								0
Other Acquisition [Member] | Retail Segment [Member]
Goodwill [Roll Forward]
Goodwill related to acquisition								$ 6